Expense Example, No Redemption - PRUDENTIAL DAY ONE 2040 FUND	Sep. 29, 2020 USD ($)
Class R1
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 117
Expense Example, No Redemption, 3 Years	6,705
Expense Example, No Redemption, 5 Years	7,318
Expense Example, No Redemption, 10 Years	7,380
Class R2
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	92
Expense Example, No Redemption, 3 Years	536
Expense Example, No Redemption, 5 Years	1,006
Expense Example, No Redemption, 10 Years	2,307
Class R3
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	77
Expense Example, No Redemption, 3 Years	552
Expense Example, No Redemption, 5 Years	1,055
Expense Example, No Redemption, 10 Years	2,439
Class R4
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	66
Expense Example, No Redemption, 3 Years	5,871
Expense Example, No Redemption, 5 Years	5,892
Expense Example, No Redemption, 10 Years	5,892
Class R5
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	56
Expense Example, No Redemption, 3 Years	374
Expense Example, No Redemption, 5 Years	715
Expense Example, No Redemption, 10 Years	1,678
Class R6
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	41
Expense Example, No Redemption, 3 Years	293
Expense Example, No Redemption, 5 Years	565
Expense Example, No Redemption, 10 Years	$ 1,341